Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 33,710	£ 31,836
Contingent liability for guarantees
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	436	448
Loan commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 33,274	£ 31,388